SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 3 Post Office Square #700
         Boston  MA  02109-3905

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       October 24, 2011

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  $84,972

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      227     3158 SH       SOLE                     3158
ABBOTT LABORATORIES            COM              002824100     1144    22365 SH       SOLE                    22365
ALCOA INC.                     COM              013817101      115    12000 SH       SOLE                    12000
ALTRIA GROUP, INC.             COM              02209s103      387    14445 SH       SOLE                    14445
AMDOCS LTD                     COM              G02602103      385    14200 SH       SOLE                    14200
AMGEN, INC.                    COM              031162100      434     7900 SH       SOLE                     7900
APPLIED DNA SCIENCES INC       COM              03815u102       30   539699 SH       SOLE                   539699
AT&T INC                       COM              00206R102     9330   327147 SH       SOLE                   327147
BANK OF AMERICA CORP           COM              060505104       62    10200 SH       SOLE                    10200
BERKSHIRE HATHAWAY INC-CL B    COM              084670702     1444    20328 SH       SOLE                    20328
BRISTOL-MYERS SQUIBB CO.       COM              110122108      781    24890 SH       SOLE                    24890
CARLISLE COMPANIES             COM              142339100     5685   178325 SH       SOLE                   178325
CENTURYTEL INC                 COM              156700106     7710   232780 SH       SOLE                   232780
CHEVRON CORP                   COM              166764100      439     4743 SH       SOLE                     4743
CISCO SYSTEMS                  COM              17275R102      496    31990 SH       SOLE                    31990
COCA COLA COMPANY              COM              191216100      950    14057 SH       SOLE                    14057
CONOCOPHILLIPS                 COM              20825c104     2787    44019 SH       SOLE                    44019
CVS CAREMARK CORP.             COM              126650100      382    11363 SH       SOLE                    11363
DELIA*S INC                    COM              246911101       50    37607 SH       SOLE                    37607
DOMINION RESOURCES INC         COM              25746U109      330     6500 SH       SOLE                     6500
DUKE ENERGY CORP               COM              26441c105      906    45325 SH       SOLE                    45325
EMC CORP MASS                  COM              268648102     1070    50985 SH       SOLE                    50985
ENTERPRISE PRODUCTS PARTNERS   COM              293792107      201     5000 SH       SOLE                     5000
EXXON MOBIL CORP               COM              30231g102     3211    44215 SH       SOLE                    44215
GENERAL ELECTRIC               COM              369604103     2747   180503 SH       SOLE                   180503
GENERAL MILLS INC              COM              370334104      627    16300 SH       SOLE                    16300
GOOGLE INC-CL A                COM              38259p508      326      633 SH       SOLE                      633
GRAFTECH INTERNATIONAL LTD     COM              384313102      178    14000 SH       SOLE                    14000
H.J. HEINZ & CO                COM              423074103      666    13186 SH       SOLE                    13186
INDEPENDENT BANK CORP MA       COM              453836108     1155    53105 SH       SOLE                    53105
INTEL CORP                     COM              458140100      820    38424 SH       SOLE                    38424
INTERNATIONAL BUSINESS MACHINE COM              459200101     2223    12712 SH       SOLE                    12712
ISHARES LEHMAN 1-3 YEAR TRS BD COM              464287457      251     2970 SH       SOLE                     2970
ISHARES TR GOLDMAN SACHS CORP  COM              464287242      421     3750 SH       SOLE                     3750
ISHARES TR S & P 100 INDEX FD  COM              464287101      270     5242 SH       SOLE                     5242
JOHNSON & JOHNSON              COM              478160104     5729    89948 SH       SOLE                    89948
KINDER MORGAN ENERGY PARTNERS  COM              494550106     1399    20465 SH       SOLE                    20465
LAKELAND BANCORP INC           COM              511637100      205    26250 SH       SOLE                    26250
LINN ENERGY LLC                COM              536020100      357    10000 SH       SOLE                    10000
MCDONALDS CORP.                COM              580135101      547     6225 SH       SOLE                     6225
MCGRAW-HILL COS                COM              580645109      246     6000 SH       SOLE                     6000
MERCK & COMPANY                COM              58933Y105     2808    85876 SH       SOLE                    85876
MICROSOFT                      COM              594918104     1836    73772 SH       SOLE                    73772
NUCOR CORP                     COM              670346105      237     7502 SH       SOLE                     7502
PEPSICO                        COM              713448108     1869    30199 SH       SOLE                    30199
PFIZER                         COM              717081103     3762   212803 SH       SOLE                   212803
PHILIP MORRIS INTERNATIONAL    COM              718172109      638    10235 SH       SOLE                    10235
PROCTER & GAMBLE               COM              742718109     2222    35162 SH       SOLE                    35162
RADNET INC                     COM              750491102      122    50000 SH       SOLE                    50000
SCHLUMBERGER LTD               COM              806857108      244     4082 SH       SOLE                     4082
SOUTHERN CO COM                COM              842587107      891    21021 SH       SOLE                    21021
SPDR GOLD TRUST                COM              78463V107      547     3460 SH       SOLE                     3460
SPDR S&P 500 ETF TRUST         COM              78462f103      498     4405 SH       SOLE                     4405
ST. JUDE MEDICAL, INC          COM              790849103     3619   100000 SH       SOLE                   100000
US BANCORP                     COM              902973304      227     9650 SH       SOLE                     9650
VALLEY NATIONAL BANCORP        COM              919794107      167    15750 SH       SOLE                    15750
VERIZON COMMUNICATIONS         COM              92343v104     8200   222823 SH       SOLE                   222823
VANGUARD INDEX EXTENDED MARKET                  922908207      362 10337.3220SH      SOLE               10337.3220